AMERITOR


                                    SECURITY
                                     TRUST





                                     ANNUAL
                                     REPORT


                                 June 30, 2000




                        An Ameritor NO-LOAD Mutual Fund




                         AMERITOR FINANCIAL CORPORATION




                              AMERITOR
                                   FINANCIAL
                                        CORPORATION

                               Investment Adviser

Dear Shareholder:

I am pleased to report that Ameritor Security Trust had a return for this fiscal year of 26.67%.* The fine performance of your Fund was accomplished by maintaining a portfolio of investments that enjoyed significant appreciation and continued efforts to reduce operating expenses. Because of its return, the Fund fared favorably as compared to other funds in its category. In addition, the Fund may now be sold in various jurisdictions, and we hope to be eligible for sale in all jurisdictions shortly.

This past year has seen changes in the membership of the Board of Trustees and the Management of the Ameritor Family of Funds. Max Katcher, Paul Wagner and Paul Bowers have retired from the Board after many long years of service, and I was elected President of the Funds at the April 12, 2000 meeting of the Board of Trustees.

We are pleased to announce that the Funds' investment advisor has engaged Paul Dietrich of Nye, Parnell and Emerson, a professional and experienced investment advisor, as a consultant to Ameritor Financial Corporation to assist with the selection of investments for the Funds.

Jerome Kinney, President of Ameritor Financial Corporation, has engaged North Carolina Shareholder Services and Nottingham Fund Administrators to help streamline transfer agency, fund accounting and administrative services for the Funds. These changes are part of the efforts being made to reduce operating costs for the ultimate benefit of shareholders.

We shall endeavor to keep your Fund an attractive investment and will continue working toward enhanced appreciation of your investments, lower operating costs and striving for a higher shareholder return in future years.

                                                     Sincerely,

                                                     /s/ Carole S. Kinney

                                                     Carole S. Kinney
                                                     President


--------
* The average annual return for the 5-year period ended June 30, 2000 was 18.56%. The average annual return for the 10-year period ended June 30, 2000 was 7.89%. Past performance is not indicative of future results. The results achieved last year, which was an unusually favorable year in the market in certain sectors, will not necessarily be repeated in the future. Your shares fluctuate so that their value, when you redeem, may be more or less than when you invested in the Fund.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS




To the Board of Trustees
  and Shareholders of
Ameritor Security Trust


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Ameritor Security Trust, as of June 30, 2000, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements for the year ended June 30, 1999 and financial highlights presented for the four year period ending June 30, 1999 were audited by other auditors whose report dated August 6, 1999 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ameritor Security Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.






TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
August 2, 2000


                                                    AMERITOR SECURITY TRUST FUND
                                                      Portfolio of Investments
                                                            June 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                           Shares          (Note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 100.00%

Applications Software - 3.22%
     Citrix Systems, Inc. (a) ....................................................................         3,000          $   56,812
     Microsoft Corp. (a) .........................................................................         1,293             103,440
     Siebel Systems, Inc. (a) ....................................................................           275              44,980
                                                                                                                          ----------
                           Total Applications Software ...........................................                           205,232
                                                                                                                          ----------

Broadcast Services - 0.40%
     UnitedGlobalCom, Inc. (a) ...................................................................           550              25,713
                                                                                                                          ----------
                           Total Broadcast Services ..............................................                            25,713
                                                                                                                          ----------

Business Services - 1.75%
     Compuware Corp. (a) .........................................................................         3,900              40,462
     Concord EFS, Inc. (a) .......................................................................         1,600              41,600
     Symbol Technologies, Inc. ...................................................................           530              29,647
                                                                                                                          ----------
                           Total Business Services ...............................................                           111,709
                                                                                                                          ----------

Cellular Telecommunications - 2.97%
     Nextel Communications, Inc. (a) .............................................................         1,300              79,544
     Vodafone Group PLC ..........................................................................         2,650             109,809
                                                                                                                          ----------
                           Total Cellular Communications .........................................                           189,353
                                                                                                                          ----------

Computers - 6.38%
     Dell Computer Corp. (a) .....................................................................         2,050             101,091
     International Business Machines Corp. .......................................................           500              54,781
     MICROS Systems, Inc. (a) ....................................................................         1,830              33,969
     Sun Microsystems, Inc. (a) ..................................................................         2,386             216,977
                                                                                                                          ----------
                           Total Computers .......................................................                           406,818
                                                                                                                          ----------

Computer Hardware & Software - 5.65%
     EMC Corp. (a) ...............................................................................         3,500             269,281
     Mercury Interactive Corp. (a) ...............................................................           640              61,920
     VERITAS Software Corp. (a) ..................................................................           410              29,435
                                                                                                                          ----------
                           Total Computer Hardware & Software ....................................                           360,636
                                                                                                                          ----------

Diversified Operations - 1.52%
     General Electric Co. ........................................................................         1,900              96,900
                                                                                                                          ----------
                           Total Diversified Operations ..........................................                            96,900
                                                                                                                          ----------

Electronic Components - Misc. - 3.17%
     CTS Corp. ...................................................................................           900              40,500
     Sanmina Corp. (a) ...........................................................................           400              34,200
     SCI Systems, Inc. (a) .......................................................................         1,000              39,312
     Solectron Corp. (a) .........................................................................         2,100              87,938
                                                                                                                          ----------
                           Total Electronic Components - Misc ....................................                           201,950
                                                                                                                          ----------

Electronic Components - Semi Conductors - 14.91%
     Altera Corp. (a) ............................................................................           475              48,420
     Applied Micro Circuits Corp. (a) ............................................................         1,400             138,250
     Broadcom Corp. (a) ..........................................................................           650             142,309
     Conexant Systems, Inc. (a) ..................................................................           850              41,331


                                                    AMERITOR SECURITY TRUST FUND
                                                      Portfolio of Investments
                                                            June 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                           Shares          (Note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 100.00%

     Cree, Inc. (a) ..............................................................................           350          $   46,725
     Intel Corp. .................................................................................         1,386             185,291
     International Rectifier Corp. (a) ...........................................................           540              30,240
     PMC-Sierra, Inc. (a) ........................................................................           315              55,972
     Rambus, Inc. (a) ............................................................................           930              95,790
     Texas Instruments, Inc. .....................................................................         1,600             109,600
     Xilinx, Inc. (a) ............................................................................           700              57,794
                                                                                                                          ----------
                           Total Electronic Components - Semi Conductors .........................                           951,722
                                                                                                                          ----------

Electronic Measuring Instruments - 1.37%
     Agilent Technologies, Inc. (a) ..............................................................         1,189              87,689
                                                                                                                          ----------
                           Total Electronic Measuring Instruments ................................                            87,689
                                                                                                                          ----------

Fiber Optics - 6.69%
     CIENA Corp. (a) .............................................................................           180              30,004
     Harmonic, Inc. (a) ..........................................................................         2,550              57,216
     JDS Uniphase Corp. (a) ......................................................................         2,380             285,303
     SDL, Inc. (a) ...............................................................................           190              54,186
                                                                                                                          ----------
                           Total Fiber Optics ....................................................                           426,709
                                                                                                                          ----------

Finance - 0.91%
     Capital One Financial Corp. .................................................................         1,300              58,012
                                                                                                                          ----------
                           Total Finance .........................................................                            58,012
                                                                                                                          ----------

Internet Services - 2.23%
     America Online, Inc. (a) ....................................................................         1,450              76,487
     Juniper Networks, Inc. (a) ..................................................................           450              65,503
                                                                                                                          ----------
                           Total Internet Services ...............................................                           141,990
                                                                                                                          ----------

Internet Software - 2.79%
     BroadVision, Inc. (a) .......................................................................         2,150             109,247
     Inktomi Corp. (a) ...........................................................................           370              43,752
     RealNetworks, Inc. (a) ......................................................................           500              25,281
                                                                                                                          ----------
                           Total Internet Software ...............................................                           178,280
                                                                                                                          ----------

Medical - Research & Development - 0.62%
     Immunex Corp. (a) ...........................................................................           800              39,550
                                                                                                                          ----------
                           Total Medical - Research & Development ................................                            39,550
                                                                                                                          ----------

Medical Equipment - 0.92%
     Cytyc Corp. (a) .............................................................................         1,100              58,712
                                                                                                                          ----------
                           Total Medical Equipment ...............................................                            58,712
                                                                                                                          ----------

Multimedia - 2.94%
     Gemstar-TV Guide International, Inc. (a) ....................................................         1,200              73,744
     Time Warner, Inc. ...........................................................................         1,500             114,000
                                                                                                                          ----------
                           Total Mulitmedia ......................................................                           187,744
                                                                                                                          ----------


                                                    AMERITOR SECURITY TRUST FUND
                                                      Portfolio of Investments
                                                            June 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                           Shares          (Note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 100.00%

Networking Products - 7.18%
     Cisco Systems, Inc. (a) .....................................................................         5,000          $  317,812
     Network Appliance, Inc. (a) .................................................................           700              56,350
     Oracle Corp. (a) ............................................................................         1,000              84,063
                                                                                                                          ----------
                           Total Networking Products .............................................                           458,225
                                                                                                                          ----------

Pharmaceuticals - 3.16%
     MedImmune, Inc. (a) .........................................................................         1,100              81,400
     Pfizer, Inc. ................................................................................         2,500             120,000
                                                                                                                          ----------
                           Total Pharmaceuticals .................................................                           201,400
                                                                                                                          ----------

Retail - 1.94%
     Wal-Mart Stores, Inc. .......................................................................         2,150             123,894
                                                                                                                          ----------
                           Total Retail ..........................................................                           123,894
                                                                                                                          ----------

Semiconductor Equipment - 2.71%
     Applied Materials, Inc. (a) .................................................................         1,300             117,812
     Vitesse Semiconductor Corp. (a) .............................................................           750              55,172
                                                                                                                          ----------
                           Total Semiconductor Equipment .........................................                           172,984
                                                                                                                          ----------

Telecommunciations - 11.36%
     Quest Communications Corp. (a) ..............................................................           500              24,844
     Verizon Communications ......................................................................           580              46,336
     WorldCom, Inc. (a) ..........................................................................        14,250             653,719
                                                                                                                          ----------
                           Total Telecommunications ..............................................                           724,899
                                                                                                                          ----------

Telecommunications Equipment - 10.84%
     Advanced Fibre Communications, Inc. (a) .....................................................         1,100              49,844
     Comverse Technology, Inc. (a) ...............................................................           675              62,775
     Lucent Technologies, Inc. ...................................................................           561              33,239
     Nokia Corp. .................................................................................         1,200              59,925
     Nortel Networks Corp. .......................................................................         1,770             120,803
     QUALCOMM, Inc. (a) ..........................................................................         3,920             235,200
     Tellabs, Inc. (a) ...........................................................................         1,900             130,031
                                                                                                                          ----------
                           Total Telecommunciations Equipment ....................................                           691,817
                                                                                                                          ----------

Transportations Services - 0.71%
     FedEx Corp. (a) .............................................................................         1,200              45,600
                                                                                                                          ----------
                           Total Transportation Services .........................................                            45,600
                                                                                                                          ----------

Wireless Equipment - 3.66%
     Motorola, Inc. ..............................................................................         3,400              99,025
     Powerwave Technologies, Inc. (a) ............................................................         1,330              58,520
     RF Micro Devices, Inc. (a) ..................................................................           870              76,234
                                                                                                                          ----------
                           Total Wireless Equipment ..............................................                           233,779
                                                                                                                          ----------
Total Portfolio of Investments (Cost $5,486,040) .................................................                        $6,381,317
                                                                                                                          ==========

(a)  Non-income producing security.



          The accompanying notes are an integral part of the financial statements.


                                                       AMERITOR SECURITY TRUST

                                                 Statement of Assets and Liabilities
                                                            June 30, 2000

Assets:
              Investments at value (Cost $5,486,040) (Note 1) .............................................            $  6,381,317
              Cash ........................................................................................                  12,914
              Receivable - securities sold ................................................................               4,960,411
              Dividends receivable ........................................................................                     480
              Interest receivable .........................................................................                     476
                                                                                                                       ------------
                          Total Assets ....................................................................              11,355,598
                                                                                                                       ------------

Liabilities:
              Accounts payable and accrued expenses .......................................................                   7,526
              Investment advisory and service fees payable (Note 4) .......................................                   7,081
              Payable - securities purchased ..............................................................               5,149,552
              Payable for trust shares redeemed ...........................................................                   6,215
                                                                                                                       ------------
                          Total Liabilities ...............................................................               5,170,374
                                                                                                                       ------------

Net Assets ................................................................................................            $  6,185,224
                                                                                                                       ============

Net assets consist of:
              Accumulated net investment loss .............................................................            $ (6,243,600)
              Unrealized appreciation of investments ......................................................                 895,277
              Accumulated net realized gains from security transactions ...................................               4,361,121
              Paid-in capital .............................................................................               7,172,426
                                                                                                                       ------------
                                                                                                                          6,185,224
                                                                                                                       ============

Net asset value, offering price and redemption price per share
      ($6,185,224 divided by 3,607,515 shares of no par value trust shares) ...............................            $       1.71
                                                                                                                       ============


                              The accompanying notes are an integral part of the financial statements.

                                                       AMERITOR SECURITY TRUST
                                                       Statement of Operations
                                                  For the year ended June 30, 2000

Investment Income:
              Dividends ......................................................................       $    16,157
              Interest .......................................................................             2,607
                                                                                                     -----------
                          Total Income .......................................................                          $    18,764
                                                                                                                        -----------


Expenses:
              Salaries and employee benefits (Note 4) ........................................           143,604
              Investment advisory fee (Note 4) ...............................................            57,658
              Professional fees ..............................................................            76,843
              Shareholder servicing fee (Note 4) .............................................            23,910
              Rent ...........................................................................            32,248
              Custodian fees .................................................................             2,924
              Computer services ..............................................................            25,584
              Reports to shareholders ........................................................            18,961
              Trustees' fees and expenses (Note 4) ...........................................             9,774
              Miscellaneous ..................................................................             8,085
                                                                                                     -----------
                          Total expenses .....................................................                              399,591
                                                                                                                        -----------

                          Net investment loss ................................................                             (380,827)
                                                                                                                        -----------

Realized and Unrealized Gain/(Loss) on Investments (Notes 1 and 3):
              Net realized gain from investment transactions .................................                            4,251,452
              Change in unrealized appreciation of investments ...............................                           (2,522,882)
                                                                                                                        -----------
              Net gain on investments ........................................................                            1,728,570
                                                                                                                        -----------
              Net increase in net assets resulting from operations ...........................                          $ 1,347,743
                                                                                                                        ===========


                              The accompanying notes are an integral part of the financial statements.



                                                      Ameritor Sercurity Trust
                                                 Statements of Changes in Net Assets



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the year          For the year
                                                                                                ended June 30,        ended June 30,
                                                                                                     2000                  1999
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations:
              Net investment loss ....................................................           $  (380,827)           $  (309,465)
              Net realized gain from investment transactions .........................             4,251,452                109,570
              Change in unrealized appreciation
                  of investments .....................................................            (2,522,882)             1,934,937
                                                                                                 -----------            -----------
              Net increase in net assets resulting
                   from operations ...................................................             1,347,743              1,735,042

Decrease in net assets from trust share transactions (Note 2) ........................              (331,658)              (469,200)
                                                                                                 -----------            -----------
              Increase in net assets .................................................             1,016,085              1,265,842

Net assets at beginning of period ....................................................             5,169,139              3,903,297
                                                                                                 -----------            -----------


Net assets at end of period, including accumulated
       net investment loss of $6,243,600 and $5,862,773 ..............................           $ 6,185,224            $ 5,169,139
                                                                                                 ===========            ===========



                              The accompanying notes are an integral part of the financial statements.



                                                       Ameritor Security Trust
                                                        Financial Highlights


                                                                                    For the years ended
                                                                                          June 30
                                                           -----------------------------------------------------------------------
                                                            2000            1999            1998            1997            1996
                                                           -------         -------         -------         -------         -------
Per Share  Operating Performance:
    Net asset value, beginning of
        period .....................................         $1.35           $0.93           $0.76           $0.70           $0.73
                                                           -------         -------         -------         -------         -------
    Net investment income (loss) ...................         (0.19)          (0.22)          (0.09)          (0.11)          (0.17)

    Net Realized and unrealized gain
    (loss) on investments ..........................          0.55            0.64            0.26            0.17            0.14
                                                           -------         -------         -------         -------         -------
    Total from Investment operations ...............          0.36            0.42            0.17            0.06           (0.03)

                                                           -------         -------         -------         -------         -------
Net asset value, end of period .....................         $1.71           $1.35           $0.93           $0.76           $0.70
                                                           =======         =======         =======         =======         =======

Ratio/Supplemental Data:
     Total Return ..................................         26.67 %         46.33 %         21.40 %          8.89 %         (4.38)%
     Ratio of expenses to avg. net assets ..........          6.93 %          7.24 %          9.85 %         12.42 %          8.14 %
     Ratio of net investment income(loss)
         to average net assets .....................         (6.61)%         (6.76)%         (8.95)%        (11.82)%         (7.48)%
     Portfolio turnover ............................            91 %             0 %            48 %           193 %           231 %
     Net Assets, end of period (000's) .............       $ 6,185         $ 5,169         $ 3,903         $ 4,397         $ 4,581



                              The accompanying notes are an integral part of the financial statements.





                                                       Ameritor Security Trust
                                                        Financial Highlights

                                         For the period
                                         October 1, 1994                             For the years ended
                                         through June 30                                September 30,
                                         ---------------  ------------------------------------------------------------------------
                                              1995*        1994         1993         1992         1991         1990         1989
                                             -------      -------      -------      -------      -------      -------      -------

Per Share  Operating Performance:
    Net asset value, beginning of
        period ..........................      $0.72        $0.87        $0.64        $0.67        $0.57        $0.84        $0.60
                                             -------      -------      -------      -------      -------      -------      -------
    Net investment income (loss) ........      (0.03)       (0.08)       (0.05)       (0.05)       (0.02)       (0.03)       (0.03)

    Net Realized and unrealized gain
    (loss) on investments ...............       0.04        (0.07)        0.28         0.02         0.12        (0.24)        0.27
                                             -------      -------      -------      -------      -------      -------      -------
    Total from Investment operations ....       0.01        (0.15)        0.23        (0.03)        0.10        (0.27)        0.24

                                             -------      -------      -------      -------      -------      -------      -------
Net asset value, end of period ..........      $0.73        $0.72        $0.87        $0.64        $0.67        $0.57        $0.84
                                             =======      =======      =======      =======      =======      =======      =======

Ratio/Supplemental Data:
     Total Return .......................       1.85 %**   (17.24)%      35.94 %      (4.47)%      17.51 %     (32.27)%      47.50 %
     Ratio of expenses to avg. net assets       8.17 %**     7.76 %       5.79 %       6.92 %       7.16 %       6.08 %       6.65 %
     Ratio of net investment income(loss)
         to average net assets ..........      (7.23)%**     6.09)%      (4.63)%      (5.14)%      (3.29)%      (4.54)%      (0.24)%
     Portfolio turnover .................        505 %**      241 %        300 %        301 %        267 %         87 %        208 %
     Net Assets, end of period (000's) ..    $ 5,735      $ 6,307      $ 8,844      $ 7,254      $ 8,539      $ 8,392      $16,035



*  Fund's fiscal year-end was changed to June 30.
** Annualized


                              The accompanying notes are an integral part of the financial statements.



Performance Graph

      The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S & P 500 Index for each fiscal year from July 1,1990 to June 30, 2000.


          Total Return vs S & P 500 Index
          -------------------------------

--------------------------------------------------
                     Ameritor           S & P 500
                  Security Trust          Index
--------------------------------------------------

06/30/90            $10,000.00         $10,000.00
06/30/91             $7,250.00         $10,735.00
06/30/92             $7,875.00         $12,175.00
06/30/93            $10,125.00         $13,833.00
06/30/94             $8,500.00         $14,025.00
06/30/95             $9,125.00         $17,680.00
06/30/96             $8,750.00         $22,262.00
06/30/97             $9,624.00         $29,991.00
06/30/98            $11,499.00         $39,027.00
06/30/99            $16,874.00         $47,913.00
06/30/00            $21,374.00         $51,383.00


AVERAGE ANNUAL TOTAL RETURN

1 Year      5 Year     10 Year
26.67%      18.56%      7.89%


*  Past performance is not predictive of future performance.
** S & P 500 Index is adjusted to reflect the reinvestment of dividends.

                             AMERITOR SECURITY TRUST

Notes to Financial Statements

1. Organization and significant accounting policies
         Ameritor Security Fund, (the Fund), is registered under the Investment Company act of 1940, as amended, as a non-diversified, open-end investment company.
         In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation
         Investments in securities traded on a national securities exchange are valued at the last reported sales price on its principal exchange. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

Security transactions and investment income
         Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

Income taxes
         The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

                             AMERITOR SECURITY TRUST



2.Trust shares
         The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:


                                        For the year ended June 30,

                                   2000                          1999
                                   ----                          ----

                            Shares      Amount            Shares      Amount

Shares sold............      5,771    $   8,297           - 0 -     $  - 0 -
Shares redeemed........   (215,006)    (339,955)        (400,386)    (469,200)
                           -------      -------          -------      -------
Net decrease...........   (209,235)   $(331,658)        (400,386)   $(469,200)
                           =======      =======          =======      =======


Shares outstanding:
Beginning of period....  3,816,750                     4,217,136
                         ---------                     ---------
End of period..........  3,607,515                     3,816,750
                         =========                     =========

3. Purchase and sales of securities
         During the year ended June 30, 2000 purchases and proceeds from sales of investment securities were $5,149,554 and $5,650,624, respectively. Net unrealized appreciation of investments aggregated $895,277, which relates to gross unrealized appreciation and gross unrealized depreciation of $1,060,621 and $165,344, repectively..

4. Investment advisory and transactions with affiliates
         The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services. (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account.
         AFC also received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund, for rent and for computer programming services.
         Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

5. Federal income taxes
         In the fiscal year ended June 30, 2000, the Fund did not meet the asset diversification requirements applicable to regulated investment companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of

                             AMERITOR SECURITY TRUST

the Internal Revenue Code. However, the Fund had a net investment loss in fiscal year ended June 30, 2000, therefore no income tax provision is required. A full valuation allowance was provided for deferred tax assets, totaling approximately $375,000 at June 30, 2000, which arise principally from net operating loss carryforwards available for income tax purposes.
         For income tax purposes, the fund has net operating loss carryforwards approximating $1,103,400 which are available to offset future net operating income in non-qualifying years, if any, which expire as follows: (2011) $346,400; (2012) $543,000; and (2014) $214,000.